State Street SPDR Portfolio Developed World ex-US ETF Expense Example - State Street SPDR Portfolio Developed World ex-US ETF - State Street SPDR Portfolio Developed World ex-US ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39